Schedule of Investments (unaudited)
March 31, 2026
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 BrandywineGLOBAL — Corporate Credit Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 85.9%
Communication Services — 8.2%
Diversified Telecommunication Services — 1.2%
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	$27,825,000	$24,292,321 (a)
Entertainment — 2.1%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	17,605,000	17,455,358 (a)
Go Daddy Operating Co. LLC/GD Finance Co. Inc., Senior Notes	5.250%	12/1/27	4,473,000	4,458,055 (a)
Live Nation Entertainment Inc., Senior Secured Notes	6.500%	5/15/27	15,327,000	15,356,152 (a)
ROBLOX Corp., Senior Notes	3.875%	5/1/30	6,675,000	6,276,788 (a)
Total Entertainment				43,546,353
Interactive Media & Services — 3.7%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	18,633,000	16,605,733 (a)
GrubHub Holdings Inc., Senior Secured Notes (6.000% Cash and 7.000% PIK)	13.000%	7/31/30	24,754,660	19,589,684 (a)(b)
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	2,593,000	2,583,873 (a)
Match Group Holdings II LLC, Senior Notes	4.125%	8/1/30	12,826,000	11,897,864 (a)
Snap Inc., Senior Notes	6.875%	3/15/34	15,242,000	14,348,572 (a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	18,664,000	10,797,003 (a)
Total Interactive Media & Services				75,822,729
Media — 1.2%
Cable One Inc., Senior Notes	4.000%	11/15/30	8,958,000	6,246,213 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	5,153,000	4,300,894
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	18,329,000	12,412,136 (a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	11,338,000	457,327
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	2,916,000	115,797
Total Media				23,532,367

Total Communication Services				167,193,770
Consumer Discretionary — 17.2%
Automobile Components — 0.8%
Aptiv Swiss Holdings Ltd., Senior Notes	4.150%	5/1/52	1,550,000	1,159,082
Phinia Inc., Senior Notes	6.625%	10/15/32	454,000	462,420 (a)
Phinia Inc., Senior Secured Notes	6.750%	4/15/29	3,236,000	3,298,465 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	12,094,000	11,707,987 (a)
Total Automobile Components				16,627,954
Automobiles — 0.3%
Winnebago Industries Inc., Senior Secured Notes	6.250%	7/15/28	5,690,000	5,695,269 (a)
Broadline Retail — 0.7%
Macy’s Retail Holdings LLC, Senior Notes	6.125%	3/15/32	4,925,000	4,842,801 (a)
QVC Inc., Senior Secured Notes	5.450%	8/15/34	23,871,000	10,383,885
Total Broadline Retail				15,226,686
Diversified Consumer Services — 0.9%
Graham Holdings Co., Senior Notes	5.625%	12/1/33	19,665,000	19,313,502 (a)
Hotels, Restaurants & Leisure — 8.2%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	31,352,000	18,984,067 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	23,792,000	24,339,982 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Lindblad Expeditions LLC, Senior Secured Notes	7.000%	9/15/30	$9,250,000	$9,449,763 (a)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	12,019,000	11,662,866 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	15,858,000	15,416,606 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	2,107,000	2,102,915 (a)
Travel + Leisure Co., Senior Secured Notes	6.625%	7/31/26	29,617,000	29,659,589 (a)
Vail Resorts Inc., Senior Notes	5.625%	7/15/30	5,737,000	5,692,180 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	6,043,000	6,057,165 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	16,303,000	17,207,490 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	4,840,000	4,782,050 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	21,152,000	21,074,956 (a)
Total Hotels, Restaurants & Leisure				166,429,629
Household Durables — 3.0%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	21,061,000	21,419,750 (a)
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	8,350,000	7,998,422 (a)
Installed Building Products Inc., Senior Notes	5.625%	2/1/34	18,055,000	17,663,134 (a)
TopBuild Corp., Senior Notes	5.625%	1/31/34	14,033,000	13,749,768 (a)
Total Household Durables				60,831,074
Specialty Retail — 3.3%
Acushnet Co., Senior Notes	5.625%	12/1/33	8,516,000	8,471,393 (a)
Arko Corp., Senior Notes	5.125%	11/15/29	11,107,000	9,867,714 (a)
EG Global Finance PLC, Senior Secured Notes	12.000%	11/30/28	21,803,000	23,339,392 (a)
Gap Inc., Senior Notes	3.875%	10/1/31	27,142,000	24,607,431 (a)
Total Specialty Retail				66,285,930
Textiles, Apparel & Luxury Goods — 0.0%††
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	14,180,000	177,250 *(a)(c)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	481,750	1,806 *(a)(c)
Total Textiles, Apparel & Luxury Goods				179,056

Total Consumer Discretionary				350,589,100
Energy — 9.4%
Energy Equipment & Services — 1.2%
Enerflex Inc., Senior Notes	6.875%	1/15/31	5,750,000	5,874,629 (a)
Kodiak Gas Services LLC, Senior Notes	5.875%	4/1/31	3,250,000	3,268,110 (a)
WBI Operating LLC, Senior Notes	6.250%	10/15/30	14,770,000	14,867,999 (a)
Total Energy Equipment & Services				24,010,738
Oil, Gas & Consumable Fuels — 8.2%
BKV Upstream Midstream LLC, Senior Notes	7.500%	10/15/30	13,730,000	13,887,044 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	4,229,000	4,287,614 (a)
Coronado Finance Pty Ltd., Senior Secured Notes	9.250%	10/1/29	12,355,000	11,174,920 (a)
DBR Land Holdings LLC, Senior Notes	6.250%	12/1/30	9,456,000	9,580,063 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	9,665,000	7,123,593
Infinity Natural Resources LLC, Senior Notes	7.625%	4/1/31	2,415,000	2,429,261 (a)
Kraken Oil & Gas Partners LLC, Senior Notes	7.625%	8/15/29	14,823,000	15,145,445 (a)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.875%	12/1/32	1,725,000	1,776,262 (a)
Murphy Oil Corp., Senior Notes	6.500%	2/15/34	3,525,000	3,483,784
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2026 Quarterly Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	$6,100,000	$6,234,560
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	1,270,000	934,021
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	27,594,000	28,901,211 (a)
SM Energy Co., Senior Notes	6.750%	9/15/26	5,850,000	5,856,786
SM Energy Co., Senior Notes	6.625%	1/15/27	10,842,000	10,848,442
SM Energy Co., Senior Notes	6.500%	7/15/28	6,160,000	6,179,127
SM Energy Co., Senior Notes	6.625%	4/15/34	2,750,000	2,744,430 (a)
Sunoco LP, Senior Notes	5.375%	7/15/31	4,250,000	4,218,937 (a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	19,233,000	19,239,666 (a)
TGNR Intermediate Holdings LLC, Senior Notes	5.500%	10/15/29	2,726,000	2,667,438 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	11,625,000	11,055,304 (a)
Total Oil, Gas & Consumable Fuels				167,767,908

Total Energy				191,778,646
Financials — 26.9%
Banks — 2.1%
Bank of America Corp., Junior Subordinated Notes (4.375% to 1/27/27 then 5 year Treasury Constant Maturity Rate + 2.760%)	4.375%	1/27/27	4,500,000	4,447,930 (d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	13,728,000	13,672,922 (d)(e)
PNC Financial Services Group Inc., Junior Subordinated Notes (3.400% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.595%)	3.400%	9/15/26	10,144,000	9,992,275 (d)(e)
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then 3 mo. Term SOFR + 2.250%)	3.000%	6/15/31	14,718,000	14,140,024 (e)
Total Banks				42,253,151
Capital Markets — 3.3%
Bank of New York Mellon Corp., Junior Subordinated Notes (3.750% to 12/20/26 then 5 year Treasury Constant Maturity Rate + 2.630%)	3.750%	12/20/26	10,303,000	10,080,429 (d)(e)
Bank of New York Mellon Corp., Junior Subordinated Notes (7.166% to 3/20/31 then 5 year Treasury Constant Maturity Rate + 3.352%)	7.166%	6/20/26	1,863,000	1,877,546 (d)(e)
BW Real Estate Inc., Senior Notes (9.500% to 3/30/30 then 5 year Treasury Constant Maturity Rate + 5.402%)	9.500%	3/30/30	5,265,000	5,299,065 (a)(d)(e)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	16,292,000	16,191,755 (d)(e)
CI Financial Corp., Senior Notes	7.500%	5/30/29	10,100,000	10,604,288 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	10,328,000	9,196,164
Goldman Sachs Group Inc., Junior Subordinated Notes (3.800% to 5/10/26 then 5 year Treasury Constant Maturity Rate + 2.969%)	3.800%	5/10/26	3,909,000	3,902,798 (d)(e)
UBS Group AG, Junior Subordinated Notes (3.875% to 6/2/26 then 5 year Treasury Constant Maturity Rate + 3.098%)	3.875%	6/2/26	5,000,000	4,995,782 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (4.875% to 2/12/27 then 5 year Treasury Constant Maturity Rate + 3.404%)	4.875%	2/12/27	4,535,000	4,493,182 (a)(d)(e)
Total Capital Markets				66,641,009
Consumer Finance — 8.7%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	3,038,000	3,005,497 (d)(e)
Atlanticus Holdings Corp., Senior Notes	9.750%	9/1/30	11,275,000	10,146,503 (a)
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	29,548,000	30,654,100 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — continued
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	$23,268,000	$24,373,230 (a)
Enova International Inc., Senior Notes	11.250%	12/15/28	25,205,000	26,682,442 (a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	9,775,000	9,610,417 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	27,615,000	27,532,939 (a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	12,887,000	11,908,925 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	35,628,000	33,875,459 (a)
Total Consumer Finance				177,789,512
Financial Services — 7.3%
Block Inc., Senior Notes	5.625%	8/15/30	8,545,000	8,502,609 (a)
Block Inc., Senior Notes	6.000%	8/15/33	6,534,000	6,432,811 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	20,304,000	17,945,386 (a)
Burford Capital Global Finance LLC, Senior Notes	7.500%	7/15/33	3,400,000	2,834,886 (a)
Citadel Finance LLC, Senior Notes	5.900%	2/10/30	10,641,000	10,697,754 (a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	9,625,000	9,618,396 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	26,452,000	27,773,780 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	6,550,000	6,833,248 (a)
Provident Funding Associates LP/PFG Finance Corp., Senior Notes	9.750%	9/15/29	22,275,000	22,889,502 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	7,170,750	788,783 *(a)(c)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	5,155,000	5,078,501 (a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	29,281,000	27,434,280 (a)
Velocity Commercial Capital LLC, Senior Notes	9.375%	2/15/31	1,550,000	1,550,810 (a)
Total Financial Services				148,380,746
Insurance — 5.5%
AmWINS Group Inc., Senior Secured Notes	6.375%	2/15/29	2,451,000	2,466,725 (a)
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Senior Secured Notes	7.125%	5/15/31	13,067,000	13,141,736 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Notes	8.125%	2/15/32	6,939,000	6,507,844 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes	7.250%	2/15/31	29,876,000	30,150,740 (a)
Panther Escrow Issuer LLC, Senior Secured Notes	7.125%	6/1/31	27,090,000	27,194,676 (a)
Ryan Specialty LLC, Senior Secured Notes	4.375%	2/1/30	3,163,000	3,068,176 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	30,136,000	29,809,615 (a)
Total Insurance				112,339,512

Total Financials				547,403,930
Health Care — 3.7%
Health Care Equipment & Supplies — 0.1%
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	2,263,000	2,127,209 (a)
Health Care Providers & Services — 1.9%
Centene Corp., Senior Notes	2.450%	7/15/28	2,161,000	2,013,811
Centene Corp., Senior Notes	4.625%	12/15/29	3,631,000	3,449,223
HealthEquity Inc., Senior Notes	4.500%	10/1/29	11,927,000	11,554,125 (a)
Molina Healthcare Inc., Senior Notes	4.375%	6/15/28	7,048,000	6,819,596 (a)
Molina Healthcare Inc., Senior Notes	6.250%	1/15/33	14,265,000	13,840,054 (a)
Total Health Care Providers & Services				37,676,809
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2026 Quarterly Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Life Sciences Tools & Services — 1.6%
Avantor Funding Inc., Senior Notes	3.875%	11/1/29	$4,150,000	$3,896,552 (a)
Charles River Laboratories International Inc., Senior Notes	4.250%	5/1/28	125,000	122,264 (a)
IQVIA Inc., Senior Notes	5.000%	10/15/26	25,835,000	25,870,484 (a)
IQVIA Inc., Senior Notes	5.000%	5/15/27	3,325,000	3,314,375 (a)
Total Life Sciences Tools & Services				33,203,675
Pharmaceuticals — 0.1%
Utah Acquisition Sub Inc., Senior Notes	5.250%	6/15/46	3,462,000	2,784,289

Total Health Care				75,791,982
Industrials — 10.7%
Aerospace & Defense — 2.9%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	7,500,000	7,638,727 (a)
Carpenter Technology Corp., Senior Notes	5.625%	3/1/34	18,802,000	18,652,317 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	22,582,000	22,884,373 (a)
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	8,828,000	9,003,792 (a)
Total Aerospace & Defense				58,179,209
Building Products — 0.6%
Advanced Drainage Systems Inc., Senior Notes	5.375%	3/1/34	3,350,000	3,268,330 (a)
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	7.625%	8/15/33	9,714,000	10,035,795 (a)
Total Building Products				13,304,125
Commercial Services & Supplies — 0.5%
Synergy Infrastructure Holdings LLC, Secured Notes	7.875%	12/1/30	9,522,000	9,729,799 (a)
Construction & Engineering — 1.0%
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	20,623,000	20,857,009 (a)
Electrical Equipment — 1.0%
WESCO Distribution Inc., Senior Notes	7.250%	6/15/28	14,793,000	14,883,955 (a)
WESCO Distribution Inc., Senior Notes	5.250%	4/15/31	6,550,000	6,527,278 (a)
Total Electrical Equipment				21,411,233
Machinery — 1.5%
Amsted Industries Inc., Senior Notes	6.375%	3/15/33	4,218,000	4,242,401 (a)
Enpro Inc., Senior Notes	6.125%	6/1/33	6,899,000	6,995,352 (a)
Esab Corp., Senior Notes	5.625%	4/1/31	4,730,000	4,774,982 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	13,699,000	13,679,838
Total Machinery				29,692,573
Passenger Airlines — 2.0%
Air Canada Pass-Through Trust	3.300%	1/15/30	4,375,448	4,190,985 (a)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	25,103,000	25,148,361 (a)
British Airways Pass-Through Trust	3.300%	12/15/32	3,995,147	3,786,223 (a)
JetBlue Airways Pass-Through Trust	4.000%	11/15/32	7,962,094	7,559,600
Total Passenger Airlines				40,685,169
Professional Services — 0.2%
Concentrix Corp., Senior Notes	6.850%	8/2/33	5,318,000	4,933,564
Trading Companies & Distributors — 1.0%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	10,477,000	10,308,885 (a)
Herc Holdings Inc., Senior Notes	5.750%	3/15/31	9,905,000	9,764,022 (a)
Total Trading Companies & Distributors				20,072,907

Total Industrials				218,865,588
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Information Technology — 3.8%
Communications Equipment — 0.1%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	$1,864,000	$1,960,536 (a)
IT Services — 0.4%
Sabre GLBL Inc., Senior Secured Notes	10.750%	11/15/29	9,212,000	7,876,260 (a)
Semiconductors & Semiconductor Equipment — 0.7%
Amkor Technology Inc., Senior Notes	5.875%	10/1/33	11,715,000	11,681,717 (a)
Kioxia Holdings Corp., Senior Notes	6.250%	7/24/30	500,000	508,514 (a)
Qorvo Inc., Senior Notes	3.375%	4/1/31	2,779,000	2,515,374 (a)
Total Semiconductors & Semiconductor Equipment				14,705,605
Software — 2.6%
Elastic NV, Senior Notes	4.125%	7/15/29	9,538,000	8,954,727 (a)
Fair Isaac Corp., Senior Notes	6.000%	5/15/33	16,360,000	16,062,598 (a)
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	23,000,000	22,640,915 (a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	7,570,000	6,298,888 (a)
Total Software				53,957,128

Total Information Technology				78,499,529
Materials — 3.1%
Chemicals — 2.0%
Ashland Inc., Senior Notes	6.875%	5/15/43	8,530,000	8,334,074
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	11,885,000	11,831,874 (a)
FMC Corp., Senior Notes	6.375%	5/18/53	1,700,000	1,282,998
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	20,877,000	19,470,550 (a)
Total Chemicals				40,919,496
Metals & Mining — 0.5%
Cleveland-Cliffs Inc., Senior Notes	7.500%	9/15/31	3,730,000	3,723,967 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	2,750,000	2,647,664 (a)
Mineral Resources Ltd., Senior Notes	8.000%	11/1/27	2,554,000	2,588,911 (a)
Total Metals & Mining				8,960,542
Paper & Forest Products — 0.6%
Magnera Corp., Senior Secured Notes	7.250%	11/15/31	13,535,000	12,542,952 (a)

Total Materials				62,422,990
Real Estate — 2.4%
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	7.250%	7/15/28	431,000	440,314 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	4.500%	2/15/29	1,564,000	1,517,019 (a)
Total Hotel & Resort REITs				1,957,333
Real Estate Management & Development — 1.4%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	19,154,000	19,014,354 (a)
Forestar Group Inc., Senior Notes	6.500%	3/15/33	8,780,000	8,688,030 (a)
Total Real Estate Management & Development				27,702,384
Specialized REITs — 0.9%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	10,750,000	10,753,912 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	8,259,000	8,118,042 (a)
Total Specialized REITs				18,871,954

Total Real Estate				48,531,671
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2026 Quarterly Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utilities — 0.5%
Electric Utilities — 0.5%
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	$7,250,000	$5,392,757
Southern California Edison Co., First Mortgage Bonds	4.875%	3/1/49	2,600,000	2,175,523
XPLR Infrastructure Operating Partners LP, Senior Notes	8.375%	1/15/31	2,960,000	3,117,608 (a)

Total Utilities				10,685,888
Total Corporate Bonds & Notes (Cost — $1,824,608,440)				1,751,763,094
Senior Loans — 2.5%
Communication Services — 0.1%
Interactive Media & Services — 0.1%
TripAdvisor Inc., Initial Term Loan B (1 mo. Term SOFR + 2.750%)	6.418%	7/8/31	2,016,614	1,919,141 (e)(f)(g)

Financials — 1.3%
Insurance — 1.3%
AmWINS Group Inc., 2026 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	5.668%	1/30/32	10,368,750	10,311,825 (e)(f)(g)
Ardonagh Group Finco Pty Ltd., 2025 Term Loan Facility B	6.370-6.450%	2/15/31	2,606,933	2,549,920 (e)(f)(g)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.920%	6/20/30	5,865,475	5,858,994 (e)(f)(g)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.450%	5/6/31	6,975,806	6,895,166 (e)(f)(g)

Total Financials				25,615,905
Information Technology — 0.3%
Communications Equipment — 0.3%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	8.168%	9/27/29	6,985,063	7,010,174 (e)(f)(g)

Real Estate — 0.1%
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, Second Incremental Term Loan B (1 mo. Term SOFR + 1.750%)	5.418%	5/18/30	2,891,221	2,888,518 (e)(f)(g)

Utilities — 0.7%
Electric Utilities — 0.1%
NRG Energy Inc., Term Loan (3 mo. Term SOFR + 1.850%)	5.521%	4/16/31	1,843,026	1,848,924 (e)(f)(g)
Independent Power and Renewable Electricity Producers — 0.6%
Long Ridge Energy LLC, Term Loan B (3 mo. Term SOFR + 4.500%)	8.200%	2/19/32	12,622,500	12,535,720 (e)(f)(g)

Total Utilities				14,384,644
Total Senior Loans (Cost — $51,847,927)				51,818,382
Convertible Bonds & Notes — 0.8%
Communication Services — 0.6%
Interactive Media & Services — 0.1%
Snap Inc., Senior Notes	0.500%	5/1/30	4,000,000	3,223,000
Media — 0.5%
Cable One Inc., Senior Notes	1.125%	3/15/28	12,646,000	9,541,407

Total Communication Services				12,764,407
Consumer Discretionary — 0.1%
Automobiles — 0.1%
Winnebago Industries Inc., Senior Notes	3.250%	1/15/30	1,375,000	1,247,125
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Information Technology — 0.1%
IT Services — 0.1%
Block Inc., Senior Notes	0.250%	11/1/27	$2,000,000	$1,874,000

Total Convertible Bonds & Notes (Cost — $17,430,336)				15,885,532
Asset-Backed Securities — 0.6%
ALESCO Preferred Funding Ltd., 6A PPNE	—	3/23/35	336,608	149,454 *(a)(h)(i)
ALESCO Preferred Funding Ltd., PNN	—	3/23/35	621,631	289,553 *(h)(i)
Cogent Ipv4 LLC, 2025-1A A2	6.646%	4/25/55	3,750,000	3,842,837 (a)
Cogent LLC, 2024-1A A2	7.924%	5/25/54	5,800,000	5,997,006 (a)
Fort Sheridan CDO Ltd., 2005-1A, PPN2	—	11/5/41	611,948	328,351 *(a)(h)(i)
Taberna Preferred Funding Ltd., 2005-1A, PPN2	—	7/5/35	1,175,564	546,890 *(a)(h)(i)

Total Asset-Backed Securities (Cost — $12,128,802)				11,154,091
			Shares
Common Stocks — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)			16,072	273,543 *
Total Investments before Short-Term Investments (Cost — $1,906,015,505)				1,830,894,642
	Rate
Short-Term Investments — 9.2%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $188,149,590)	3.578%		188,149,590	188,149,590 (j)(k)
Total Investments — 99.0% (Cost — $2,094,165,095)				2,019,044,232
Other Assets in Excess of Liabilities — 1.0%				19,659,939
Total Net Assets — 100.0%				$2,038,704,171

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)	The coupon payment on this security is currently in default as of March 31, 2026.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $188,149,590 and the cost was $188,149,590 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2026 Quarterly Report

 BrandywineGLOBAL — Corporate Credit Fund
Abbreviation(s) used in this schedule:
CDO	—	Collateralized Debt Obligation
DAC	—	Designated Activity Company
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Corporate Credit Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Corporate Credit Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,751,763,094	—	$1,751,763,094
Senior Loans	—	51,818,382	—	51,818,382
Convertible Bonds & Notes	—	15,885,532	—	15,885,532
Asset-Backed Securities	—	9,839,843	$1,314,248	11,154,091
Common Stocks	—	273,543	—	273,543
Total Long-Term Investments	—	1,829,580,394	1,314,248	1,830,894,642
Short-Term Investments†	$188,149,590	—	—	188,149,590
Total Investments	$188,149,590	$1,829,580,394	$1,314,248	$2,019,044,232

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$222,017,736	$239,586,308	239,586,308	$273,454,454	273,454,454

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,730,182	—	$188,149,590

BrandywineGLOBAL — Corporate Credit Fund 2026 Quarterly Report